Villere Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 72.3%
Ambulatory Health Care Services: 2.2%
104,155	Option Care Health, Inc. [1]	$2,869,470

Amusement, Gambling & Recreation Industries: 1.9%
61,649	Caesars Entertainment, Inc. [1]	2,528,225

Beverage & Tobacco Product Manufacturing: 4.4%
69,390	Monster Beverage Corp. [1]	4,067,642
9,000	PepsiCo, Inc.	1,641,150
		5,708,792
Chemical Manufacturing: 5.5%
24,070	Colgate-Palmolive Co.	1,790,327
18,295	International Flavors & Fragrances, Inc.	1,414,020
55,338	Ligand Pharmaceuticals, Inc. [1]	3,878,087
		7,082,434
Computer & Electronic Product Manufacturing: 7.1%
5,960	IDEXX Laboratories, Inc. [1]	2,770,029
43,710	ON Semiconductor Corp. [1,2]	3,654,156
6,260	Roper Technologies, Inc.	2,843,417
		9,267,602
Credit Intermediation: 12.1%
48,230	Euronet Worldwide, Inc. [1,2]	5,372,822
67,237	First Hawaiian, Inc. [2]	1,108,738
466,413	Kearny Financial Corp. [2]	3,185,601
27,585	Visa, Inc. - Class A [2]	6,097,112
		15,764,273
Gasoline Stations: 1.2%
10,610	Chevron Corp.	1,598,078

Health Care Equipment Manufacturing: 12.9%
9,720	Johnson & Johnson	1,507,183
34,025	STERIS PLC	6,803,979
13,450	Stryker Corp.	3,706,551
19,885	Teleflex, Inc. [2]	4,668,004
		16,685,717
Insurance Carriers & Related Activities: 3.9%
92,739	Palomar Holdings, Inc. [1]	5,069,114

Merchant Wholesalers: 3.2%
151,606	On Holding AG - Class A [1,2]	4,161,585

Mining: 5.5%
206,925	Freeport-McMoRan, Inc. [2]	7,105,805

Professional, Scientific & Technical Services: 3.2%
148,779	Ebix, Inc. [2]	2,963,678
271,160	OmniAb, Inc. [2]	1,171,411
20,985	OmniAb, Inc.	–
20,985	OmniAb, Inc.	–
		4,135,089
Publishing Industries: 0.7%
656,150	Porch Group, Inc. [1,2]	925,172

Sporting & Recreation Goods: 3.5%
14,312	Pool Corp. [2]	4,525,884

Telecommunications: 1.2%
43,435	Verizon Communications, Inc.	1,547,589

Truck Transportation: 3.8%
29,510	J.B. Hunt Transport Services, Inc. [2]	4,927,285

TOTAL COMMON STOCKS
(Cost $89,112,983)		93,902,114

CONVERTIBLE PREFERRED STOCKS: 1.4%
Credit Intermediation: 1.4%
1,500	Bank of America Corp., 7.250%	1,750,305

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,883,932)		1,750,305

PREFERRED STOCKS: 2.0%
Diversified Financials: 2.0%
	B Riley Financial, Inc.,
47,800	6.750% [2]	1,170,144
72,000	6.500%	1,411,200
		2,581,344
TOTAL PREFERRED STOCKS
(Cost $2,995,000)		2,581,344

Principal Amount
CORPORATE BONDS: 19.1%
Administrative & Support Services: 0.5%
	Scotts Miracle-Gro Co.,
	4.500%,
700,000	10/15/29 [2]	597,986
Chemical Manufacturing: 1.8%
	HB Fuller Co.,
	4.000%,
2,418,000	2/15/27	2,264,372
	Kimberly-Clark Corp.,
	3.200%,
100,000	4/25/29	94,035
		2,358,407
Computer & Electronic Product Manufacturing: 0.7%
	Alphabet, Inc.,
	0.800%,
1,000,000	8/15/27	878,849
Credit Intermediation: 0.2%
	Visa, Inc.,
	0.750%,
321,000	8/15/27	282,289
Fabricated Metal Product Manufacturing: 2.1%
	Emerson Electric Co.,
	0.875%,
950,000	10/15/26	844,573
	Stanley Black & Decker, Inc.,
	2.300%,
2,000,000	2/24/25	1,902,277
		2,746,850
Insurance Carriers & Related Activities: 0.6%
	Reinsurance Group of America, Inc.,
	3.900%,
800,000	5/15/29 [2]	740,984
Machinery Manufacturing: 0.6%
	Brunswick Corp.,
	4.400%,
960,000	9/15/32 [2]	831,497
Merchant Wholesalers & Durable Goods: 1.4%
	Avnet, Inc.,
	3.000%,
1,000,000	5/15/31	799,718
	Hubbell, Inc.,
	3.500%,
1,045,000	2/15/28	980,952
		1,780,670
Nonstore Retailers: 1.0%
	Amazon.com, Inc.,
	1.650%,
1,500,000	5/12/28 [2]	1,324,020
Paper Manufacturing: 0.7%
	Sonoco Products Co.,
	2.250%,
950,000	2/1/27	859,388
Primary Metal Manufacturing: 0.3%
	Reliance Steel & Aluminum Co.,
	1.300%,
490,000	8/15/25	449,065
Rail Transportation: 1.3%
	Union Pacific Corp.,
	2.800%,
2,000,000	2/14/32	1,734,683
Transportation Equipment Manufacturing: 2.9%
	Honda Motor Co. Ltd.,
	2.534%,
1,200,000	3/10/27 [2]	1,118,859
	Toyota Motor Corp.,
	1.339%,
2,900,000	3/25/26	2,651,132
		3,769,991
Utilities: 5.0%
	Duke Energy Corp.,
	0.900%,
1,000,000	9/15/25	910,779
	NextEra Energy Capital Holdings, Inc.,
	2.940%,
2,000,000	3/21/24	1,958,378
	Pacific Gas & Electric Co.,
	4.200%,
600,000	3/1/29	550,355
	Public Service Enterprise Group, Inc.,
	5.850%,
1,500,000	11/15/27	1,549,918
	The Southern Co.,
	5.113%,
1,500,000	8/1/27	1,498,272
		6,467,702
TOTAL CORPORATE BONDS
(Cost $26,963,852)		24,822,381

Shares
SHORT-TERM INVESTMENTS: 5.5%
Money Market Funds: 5.5%
7,114,248	Invesco Government & Agency Portfolio - Institutional Class, 4.045% [3]	7,114,248

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,114,248)		7,114,248

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 30.8%
Private Funds: 30.8%
40,015,082	Mount Vernon Liquid Assets Portfolio, 5.290% [3]	40,015,082

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $40,015,082)		40,015,082

TOTAL INVESTMENTS IN SECURITIES: 131.1%
(Cost $168,085,097)		170,185,474
Liabilities in Excess of Other Assets: (31.1)%		(40,339,012)
TOTAL NET ASSETS: 100.0%		$129,846,462

[1]	Non-income producing security.
[2]	All or a portion of this security is out on loan as of May 31, 2023. Total value of securities out on loan is $38,984,837 or 30.0% of net assets.
[3]	Annualized seven-day effective yield as of May 31, 2023.

Villere Balanced Fund
Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The Villere Balanced Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023. See Schedule of Investments for industry breakouts:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$93,902,114	$-	$-	$93,902,114
Convertible Preferred Stock	-	1,750,305	-	-	1,750,305
Preferred Stock	-	2,581,344	-	-	2,581,344
Corporate Bonds	-	-	24,822,381	-	24,822,381
Short-Term Investments	-	7,114,248	-	-	7,114,248
Investments Purchased with Cash Proceeds from Securities Lending [1]	40,015,082	-	-	-	40,015,082
Total Investments in Securities	$40,015,082	$105,348,011	$24,822,381	$-	$170,185,474

[1] Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been characterized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.